SUPPLEMENT DATED JUNE 18, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE FIRST PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND:

In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.


PLEASE DELETE THE LAST SENTENCE OF THE FIRST PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND, THE JNL/JPMORGAN INTERNATIONAL VALUE FUND, AND THE JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND AND REPLACE IT WITH THE FOLLOWING:

As of December 31, 2006, J.P. Morgan and its affiliates had approximately $1,013 trillion in assets under management.






This Supplement is dated June 18, 2007.

(To be used with NV5825 05/07.)

                                                                   NV6157 06/07

                SUPPLEMENT DATED JUNE 18, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE THE THIRD PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND, AND REPLACE IT WITH THE FOLLOWING:

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Neil Gregson and Vipin Ahuja.


PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE FIRST PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND:

In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.


PLEASE DELETE THE LAST SENTENCE OF THE FIRST PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND, THE JNL/JPMORGAN INTERNATIONAL VALUE FUND, AND THE JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND AND REPLACE IT WITH THE FOLLOWING:

As of December 31, 2006, J.P. Morgan and its affiliates had approximately $1,013 trillion in assets under management.


This Supplement is dated June 18, 2007.


(To be used with VC5995 Rev. 05/07, VC3656 Rev. 05/07, VC3657 Rev. 05/07, VC3723
Rev. 05/07,  NV3174CE Rev. 05/07,  NV3784 Rev. 05/07,  VC4224 Rev. 05/07, NV4224
Rev. 05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07, VC5890
05/07,  VC5869 05/07,  NV5869 05/07,  NV5890 05/07,  VC5825 05/07, VC5884 05/07,
VC5885 05/07, HR105 Rev. 05/07, and VC2440 Rev. 05/07.)

                                                                    V6152 06/07

                         SUPPLEMENT DATED JUNE 18, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


ON PAGE 40, PLEASE ADD THE FOLLOWING TO THE LIST FOR JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND:

     (d) The Fund may invest up to 20% of its total assets in "zero coupon" bonds or "strips".


ON PAGE 54, IN THE SUB-SECTION ENTITLED "TRUSTEE COMPENSATION" PLEASE ADD THE FOLLOWING PARAGRAPH IMMEDIATELY FOLLOWING THE FIRST PARAGRAPH:

     Trustees will receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars). However, if a Board or Committee meeting is held out of town, Trustees will not receive the "per diem" fee plus the Board or Committee fee for such out of town meeting, but rather will receive the greater of $2,500 or the meeting fee.


ON PAGE 93, IN THE SECTION ENTITLED "GOLDMAN SACHS ASSET MANAGEMENT, L.P." PLEASE ADD THE FOLLOWING PARAGRAPH IMMEDIATELY FOLLOWING THE FIRST PARAGRAPH:

In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.


This Supplement is dated June 18, 2007.

(To be used with V3180 Rev. 05/07.)
                                                                    V6153 06/07